Condensed Consolidated Interim Statements of Changes in Equity - USD ($) shares in Thousands	Total	Equity Reserves	Accumulated Other Comprehensive Income (Loss)	Number of Common Shares	Treasury shares	Retained Earnings (Accumulated Deficit)
Balance, shares at Dec. 31, 2020				89,568,682
Balance, amount at Dec. 31, 2020	$ 59,008,000	$ 9,951,000	$ (4,810,000)	$ 108,303,000	$ (97,000)	$ (54,339,000)
Statement [Line Items]
At the market issuances, shares				10,050,000
At the market issuances, amount	18,497,000	0	0	$ 18,497,000	0	0
Exercise of warrants, shares				1,030,362
Exercise of warrants, amount	1,911,000	0	0	$ 1,911,000	0	0
Exercise of options, shares				264,000
Exercise of options, amount	237,000	(127,000)	0	$ 364,000	0	0
Issuance costs	(389,000)	0	0	(389,000)	0	0
Share-based payments	1,114,000	1,114,000		0	0
Net loss for the period	(4,472,000)					(4,472,000)
Currency translation differences	1,107,000		1,107,000
Balance, amount at Jun. 30, 2021	77,013,000	10,938,000	(3,703,000)	$ 128,686,000	(97,000)	(58,811,000)
Balance, shares at Jun. 30, 2021				100,913,044
Balance, shares at Dec. 31, 2021				102,243,211
Balance, amount at Dec. 31, 2021	78,507,000	9,573,000	(4,969,000)	$ 129,953,000	(97,000)	(55,953,000)
Statement [Line Items]
Exercise of options, shares				48,000
Exercise of options, amount	31,000	(15,000)		$ 46,000
Issuance costs	(13,000)			$ (13,000)
Share-based payments	1,062,000	1,062,000
Net loss for the period	2,929,000					2,929,000
Currency translation differences	238,000		238,000
Common shares issued for acquisition of La Preciosa, shares				15,075,000
Common shares issued for acquisition of La Preciosa, amount	14,630,000			$ 14,630,000
Balance, amount at Jun. 30, 2022	$ 97,384,000	$ 10,620,000	$ (4,731,000)	$ 144,616,000	$ (97,000)	$ (53,024,000)
Balance, shares at Jun. 30, 2022				117,366,211